Organization and Principal Activities - Financial information of consolidated VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Revenues	[1]	¥ 1,030,331	¥ 1,208,845	¥ 1,327,781
Variable Interest Entity
Variable Interest Entity [Line Items]
Revenues		487,323	521,414	685,116
Variable Interest Entity | Consolidated Entities
Variable Interest Entity [Line Items]
Revenues		27,000	11,000	43,400
Technical service fees		¥ 16,800	¥ 17,400	¥ 43,300

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):